Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share

14. EARNINGS PER COMMON SHARE

Basic income (loss) per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based and market-based vesting criteria. Diluted income per common share includes the speculative exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market-based, given that the hypothetical effect is not anti-dilutive. For the year ended December 31, 2012, we excluded 432,790 stock options from the computation of diluted earnings per share because their effect would have been anti-dilutive. For the year ending December 31, 2011, we excluded 603,064 stock options from the computation of diluted earnings per share because their effect would have been anti-dilutive. Stock options of 715,106 for the year ending December 31, 2010 were outstanding but not included in the computations of diluted net income per share because their effect would be anti-dilutive (for additional information on our non-cash compensation plans, see Note 17, Employee Benefit and Equity Plans, to our Consolidated Financial Statements). The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share data):

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Numerator (in thousands):
Net Income (Loss) From Continuing Operations	$56,422	$18,088	$8,058
Net Income (Loss) From Discontinued Operations	(10,943)	(33,457)	(2,022)

Net Income (Loss)	$45,479	$(15,369)	$6,036

Denominator (in thousands):
Weighted Average Common Shares Outstanding—Basic	51,543	43,930	43,281
Effect of Dilutive Securities:
Employee Stock Options	69	95	112
Employee Performance-Based Restricted Stock Awards	413	451	277

Weighted Average Common Shares Outstanding—Diluted	52,025	44,476	43,670

Earnings per Common Share(a):
Basic—Net Income (Loss) From Continuing Operations	$1.09	$0.41	$0.18
—Net Income (Loss) From Discontinued Operations	(0.21)	(0.76)	(0.05)

—Net Income (Loss)	$0.88	$(0.35)	$0.13

Diluted—Net Income (Loss) From Continuing Operations	$1.08	$0.41	$0.18
—Net Income (Loss) From Discontinued Operations	(0.21)	(0.76)	(0.05)

—Net Income (Loss)	$0.87	$(0.35)	$0.13

(a)	All earnings per share amounts are attributable to Rex common shareholders.